Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2023 (Unaudited)

Shares		Value

COMMON STOCKS - 98.3%
Aerospace Product and Parts Manufacturing: 1.2%
9,000	RTX Corp.	$647,730

Aerospace/Defense: 3.0%
9,450	L3Harris Technologies, Inc.	1,645,434

Bank (Money Center): 4.2%
15,900	JPMorgan Chase & Co.	2,305,818

Bank (Processing): 3.0%
38,400	The Bank Of New York Mellon Corp.	1,637,760

Bank (Regional): 3.5%
15,400	The PNC Financial Services Group, Inc.	1,890,658

Bank (Super Regional): 4.3%
23,520	US Bancorp	777,571
38,600	Wells Fargo & Co.	1,577,196
		2,354,767
Biotechnology: 2.5%
18,600	Gilead Sciences, Inc.	1,393,884

Business Support Services: 2.4%
22,600	PayPal Holdings, Inc. *	1,321,196

Cable TV: 3.8%
47,000	Comcast Corp. - Class A	2,083,980

Chemicals: 0.9%
1,650	Air Products and Chemicals, Inc.	467,610

Computer and Peripherals: 5.1%
16,300	Apple, Inc.	2,790,723

Computer Software and Services: 7.2%
12,550	Microsoft Corp.	3,962,663

Consumer Discretionary (Multi-Media): 1.0%
43,950	Paramount Global - Class B	566,955

Data Processing: 2.9%
13,800	Fiserv, Inc. *	1,558,848

Drug: 3.0%
10,900	AbbVie, Inc.	1,624,754

Drug Store: 2.6%
20,000	CVS Health Corp.	1,396,400

Electrical Component: 3.4%
15,200	TE Connectivity Ltd.	1,877,656

Insurance Carriers: 2.9%
3,125	UnitedHealth Group, Inc.	1,575,594

Internet: 10.9%
28,425	Alphabet, Inc. - Class C *	3,747,836
7,475	Meta Platforms, Inc. - Class A *	2,244,070
		5,991,906
Internet (Retail): 5.6%
17,450	Amazon.com, Inc. *	2,218,244
19,000	eBay, Inc.	837,710
		3,055,954
Medical Supplies: 4.7%
4,400	Becton Dickinson & Co.	1,137,532
12,700	Zimmer Biomet Holdings, Inc.	1,425,194
		2,562,726
Precision Instruments: 2.8%
3,000	Thermo Fisher Scientific, Inc.	1,518,510

Securities Brokerage: 7.6%
24,750	Morgan Stanley	2,021,332
6,675	The Goldman Sachs Group, Inc.	2,159,830
		4,181,162
Semiconductor: 2.9%
14,200	QUALCOMM, Inc.	1,577,052

Telecommunications (Equipment): 3.7%
37,500	Cisco Systems, Inc.	2,016,000

Transportation - Services: 3.2%
6,650	FedEx Corp.	1,761,718

TOTAL COMMON STOCKS (Cost $29,689,799)		$53,767,458

SHORT-TERM INVESTMENTS - 0.1%
79,514	First American Government Obligations Fund, Class X - 5.26% **	79,514

TOTAL SHORT-TERM INVESTMENTS (Cost $79,514)		$79,514

TOTAL INVESTMENTS (Cost $29,769,313): 98.4%		53,846,972
Other Assets in Excess of Liabilities: 1.6%		884,226
TOTAL NET ASSETS: 100.0%		$54,731,198

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$53,767,458	$-	$-	$53,767,458
Total Equity	$53,767,458	$-	$-	$53,767,458
Short-Term Investments	$79,514	$-	$-	$79,514
Total Investments in Securities	$53,846,972	$-	$-	$53,846,972

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.